Average Annual Total Returns - Wireless Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ Composite Index (does not reflect deductions for fees,expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	29.57%	17.49%	16.20%
Wireless Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	38.33%	19.80%	16.57%
Wireless Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	37.69%	17.41%	14.75%
Wireless Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.14%	15.11%	13.27%